(16) DEBTS AND BORROWINGS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest current	R$ 115,658	R$ 129,364
Interest noncurrent		144,709
Principal current	3,473,949	1,746,284
Principal noncurrent	7,402,450	11,023,685
Total	10,992,057	13,044,041
Borrowing costs - current	(4,420)	(5,213)
Borrowing costs - noncurrent	(27,396)	(32,930)
Borrowing costs	(31,816)	(38,143)
Borrowings raised	945,456
Repayments of principal	(3,041,812)
Interests, restatements and mark to market	784,526
Exchange rate variations	124,311
Interests paid	(864,467)
Borrowing costs
Statement Line Items [Line Items]
Borrowings raised	(6,415)
Repayments of principal	0
Interests, restatements and mark to market	12,742
Exchange rate variations	0
Interests paid	0
Measured at amortized cost [Member] | Local Currency [Member]
Statement Line Items [Line Items]
Interest current	94,624	107,303
Interest noncurrent		144,709
Principal current	1,167,484	1,158,159
Principal noncurrent	4,903,320	6,169,803
Total	6,165,427	7,579,974
Borrowings raised	382,611
Repayments of principal	(1,726,640)
Interests, restatements and mark to market	654,353
Exchange rate variations	0
Interests paid	(724,871)
Measured at amortized cost [Member] | Local Currency [Member] | Investment [Member]
Statement Line Items [Line Items]
Interest current	15,564	17,827
Interest noncurrent		0
Principal current	647,250	842,015
Principal noncurrent	3,882,601	4,606,227
Total	4,545,415	5,466,069
Borrowings raised	169,650
Repayments of principal	(1,151,289)
Interests, restatements and mark to market	440,526
Exchange rate variations	0
Interests paid	(379,542)
Measured at amortized cost [Member] | Local Currency [Member] | Rental assets [Member]
Statement Line Items [Line Items]
Interest current	13	38
Interest noncurrent		0
Principal current	1,180	1,034
Principal noncurrent	2,800	3,955
Total	3,993	5,028
Borrowings raised	0
Repayments of principal	(1,038)
Interests, restatements and mark to market	377
Exchange rate variations	0
Interests paid	(373)
Measured at amortized cost [Member] | Local Currency [Member] | Financial Institutions [Member]
Statement Line Items [Line Items]
Interest current	79,015	89,387
Interest noncurrent		144,709
Principal current	472,928	255,355
Principal noncurrent	989,335	1,517,251
Total	1,541,278	2,006,702
Borrowings raised	185,752
Repayments of principal	(515,824)
Interests, restatements and mark to market	207,812
Exchange rate variations	0
Interests paid	(343,163)
Measured at amortized cost [Member] | Local Currency [Member] | Other [Member]
Statement Line Items [Line Items]
Interest current	32	50
Interest noncurrent		0
Principal current	46,125	59,756
Principal noncurrent	28,584	42,370
Total	74,741	102,176
Borrowings raised	27,209
Repayments of principal	(58,490)
Interests, restatements and mark to market	5,638
Exchange rate variations	0
Interests paid	(1,793)
At fair value [member] | Foreign currency [Member]
Statement Line Items [Line Items]
Interest current	21,034	22,062
Interest noncurrent		0
Principal current	2,310,885	593,337
Principal noncurrent	2,526,526	4,886,812
Total	4,858,445	5,502,211
Borrowings raised	569,260
Repayments of principal	(1,315,172)
Interests, restatements and mark to market	117,431
Exchange rate variations	124,311
Interests paid	(139,596)
At fair value [member] | Foreign currency [Member] | Financial Institutions [Member]
Statement Line Items [Line Items]
Interest current	21,034	22,062
Interest noncurrent		0
Principal current	2,322,261	595,101
Principal noncurrent	2,573,703	4,922,463
Total	4,916,997	5,539,626
Borrowings raised	569,260
Repayments of principal	(1,315,172)
Interests, restatements and mark to market	138,568
Exchange rate variations	124,311
Interests paid	(139,596)
At fair value [member] | Foreign currency [Member] | Mark to market [Member]
Statement Line Items [Line Items]
Interest current	0	0
Interest noncurrent		0
Principal current	(11,375)	(1,764)
Principal noncurrent	(47,177)	(35,651)
Total	(58,552)	R$ (37,415)
Borrowings raised	0
Repayments of principal	0
Interests, restatements and mark to market	(21,137)
Exchange rate variations	0
Interests paid	R$ 0